Document And Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	Hailiang Education Group Inc.
Entity Common Stock, Shares Outstanding	412,450,256
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001596964
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	HLG
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share